Accounts receivable, net - Additional information (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Legal Proceedings Receivables	$ 140,304	$ 142,388	$ 141,636
Expected Credit Loss Recognized in Trade Receivables under IFRS 9	$ 50,753	$ 45,823